                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 777 Third Avenue
         Suite 21 C
         New York, New York 10017

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York        February 13, 2012
---------------------------  --------------------------  ---------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      67

Form 13F Information Table Value Total:   $  211033
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

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Grisanti Brown & Partners LLC
Form 13F Information Table
12/31/2011

                                   Title                 Value   Shares/ Sh/ Put/ Invstmt  Other    Voting Authority
       Name of Issuer             of Class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----

AIR LEASE CORP                 cl A           00912X302    11687  492935 SH       Sole              492935
AK STL HLDG CORP               com            001547108      288   34900 SH       Sole               34900
ALCOA INC                      com            013817101      233   26900 SH       Sole               26900
ANNALY CAP MGMT INC            com            035710409      846   52980 SH       Sole               52980
APPLE INC                      com            037833100     9722   24005 SH       Sole               24005
ARCH COAL INC                  com            039380100      441   30400 SH       Sole               30400
ARCHER-DANIELS-MIDLAND CO      com            039483102       25     890 SH       Sole                 890
BANK OF AMERICA CORPORATION    com            060505104      207   37290 SH       Sole               37290
BLACKSTONE GROUP LP            com unit ltd   09253U108       29    2083 SH       Sole                2083
BOISE INC                      com            09746Y105     1021  143355 SH       Sole              143355
BP PLC                         spon adr       055622104    15433  361096 SH       Sole              361096
CIGNA CORPORATION              com            125509109      329    7840 SH       Sole                7840
CITIGROUP INC                  com new        172967424      308   11720 SH       Sole               11720
CLOUD PEAK ENERGY INC          com            18911Q102     1021   52850 SH       Sole               52850
COCA COLA CO                   com            191216100      564    8061 SH       Sole                8061
DISNEY WALT CO                 com disney     254687106    10576  282035 SH       Sole              282035
DU PONT EI DE NEMOURS & CO     com            263534109       27     600 SH       Sole                 600
DUNKIN' BRANDS GROUP INC       com            265504100      173    6920 SH       Sole                6920
EMC CORP MASS                  com            268648102      347   16095 SH       Sole               16095
EMERSON ELEC CO                com            291011104      233    5000 SH       Sole                5000
EQT CORP                       com            26884L109      351    6400 SH       Sole                6400
EXXON MOBIL CORP               com            30231G102      774    9137 SH       Sole                9137
GENERAL ELECTRIC CO            com            369604103    19332 1079406 SH       Sole             1079406
GOLDMAN SACHS GROUP INC        com            38141G104     8509   94092 SH       Sole               94092
HESS CORP                      com            42809h107      148    2597 SH       Sole                2597
HEWLETT PACKARD CO             com            428236103     7836  304210 SH       Sole              304210
INTL PAPER CO                  com            460146103    13762  464927 SH       Sole              464927
INTERNATIONAL BUSINESS MACHS   com            459200101      463    2520 SH       Sole                2520
JAMES RIVER COAL CO            com new        470355207      314   45400 SH       Sole               45400
JOHNSON & JOHNSON              com            478160104      673   10269 SH       Sole               10269
JPMORGAN CHASE & CO            com            46625H100    16353  491808 SH       Sole              491808
KIMBERLY CLARK CORP            com            494368103      285    3876 SH       Sole                3876
LABORATORY CORP AMER HLDGS     com new        50540r409      196    2275 SH       Sole                2275
MACY'S INC                     com            55616P104      423   13145 SH       Sole               13145
MARATHON OIL CORP.             com            565849106      527   17990 SH       Sole               17990
MARATHON PETE CORP             com            56585A102     9241  277604 SH       Sole              277604
MERCK & CO INC NEW             com            58933Y105      538   14264 SH       Sole               14264
MICROSOFT CORP                 com            594918104    12146  467884 SH       Sole              467884
MONSANTO CO NEW                com            61166w101       26     370 SH       Sole                 370
MORGAN STANLEY                 com new        617446448     8942  591000 SH       Sole              591000
MOSAIC CO NEW                  com            61945C103    10377  205778 SH       Sole              205778
NAVISTAR INTL CORP NEW         com            63934E108      572   15100 SH       Sole               15100
OXFORD RESOURCE PARTNERS LP    com unit rp lp 691807101      124    8260 SH       Sole                8260
PATRIOT COAL CORP              com            70336t104       72    8524 SH       Sole                8524
PEABODY ENERGY CORP            com            704549104      146    4415 SH       Sole                4415
PFIZER INC                     com            717081103      109    5050 SH       Sole                5050
PHILIP MORRIS INTL INC         com            718172109      698    8900 SH       Sole                8900
PIONEER NAT RES CO             com            723787107      315    3525 SH       Sole                3525
PRECISION CASTPARTS CORP       com            740189105      363    2200 SH       Sole                2200
PROCTER & GAMBLE               com            742718109      391    5858 SH       Sole                5858
QUALCOMM INC                   com            747525103       96    1750 SH       Sole                1750
RESEARCH IN MOTION LTD         com            760975102      243   16740 SH       Sole               16740
SIEMENS AG                     spon adr       826197501      203    2120 SH       Sole                2120
SPDR GOLD TRUST                gold shs       78463V107       53     350 SH       Sole                 350
SPRINT NEXTEL CORP             com ser 1      852061100      375  160280 SH       Sole              160280
SUPERIOR ENERGY SVCS INC       com            868157108      287   10100 SH       Sole               10100
TEMPLE INLAND INC              com            879868107      344   10860 SH       Sole               10860
TRANSOCEAN LTD                 reg shs        H8817H100      203    5300 SH       Sole                5300

                                     Title              Value   Shares/ Sh/ Put/ Invstmt  Other    Voting Authority
          Name of Issuer            of Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole  Shared None
----------------------------------  -------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----

U.S. BANCORP DEL                    com new  902973304      164    6060 SH       Sole               6060
UNITED STATES STL CORP NEW          com      912909108      323   12200 SH       Sole              12200
VALERO ENERGY CORP NEW              com      91913y100    16672  792027 SH       Sole             792027
VALSPAR CORP                        com      920355104     7713  197925 SH       Sole             197925
VERIZON COMMUNICATIONS INC          com      92343V104      441   11000 SH       Sole              11000
VISTEON CORP                        com new  92839U206    14820  296751 SH       Sole             296751
WABCO HLDGS                         com      92927K102      321    7400 SH       Sole               7400
WALTER ENERGY INC                   com      93317q105      315    5200 SH       Sole               5200
WILLIAMS COS INC DEL                com      969457100      940   28480 SH       Sole              28480

TOTAL VALUE                                              211033
                                                         ======